SHARE BASED COMPENSATION - Restricted Share Units (Details)	12 Months Ended
	Sep. 30, 2025 CAD ($) shares	Sep. 30, 2024 CAD ($)
SHARE BASED COMPENSATION
Share based compensation expense charged to income (loss) statement | $	$ 7,862,418	$ 1,320,919
Restricted share units
SHARE BASED COMPENSATION
Conversion ratio	1
Fair value of instruments granted | $	$ 3,458,450
Share based compensation expense charged to income (loss) statement | $	$ 3,458,450
Restricted share units | Consultant
SHARE BASED COMPENSATION
Number of instruments granted	132,958
vesting period	6 months
Number of instruments vested but unissued	10,418
Restricted share units | Consultant | Tranche one
SHARE BASED COMPENSATION
Fair value of instruments granted | $	$ 698,950
Number of other instruments vested	70,458
Restricted share units | Consultant | Tranche two
SHARE BASED COMPENSATION
Fair value of instruments granted | $	$ 2,560,000
Number of other instruments vested	62,500
Restricted share units | Director
SHARE BASED COMPENSATION
Number of instruments granted	6,250
Fair value of instruments granted | $	$ 199,500
Number of instruments non vested	4,699